UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (formerly, Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.)

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended July 31, 2013 is filed herewith.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Portfolio of Investments (unaudited)

July 31, 2013

No. of Shares	Description	Value
LONG-TERM EQUITY SECURITIES-99.9%
LONG-TERM EQUITY SECURITIES IN EMERGING COUNTRIES-95.1%
BRAZIL-13.0%
COMMERCIAL SERVICES & SUPPLIES-1.2%
140,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	$2,120,850

HEALTH CARE PROVIDERS & SERVICES-1.9%
815,000	Odontoprev S.A.	3,340,237

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.9%
173,155	Iguatemi Empresa de Shopping Centers S.A.	1,745,706
156,000	Multiplan Empreendimentos Imobiliarios S.A.	3,443,645
		5,189,351
ROAD & RAIL-1.8%
230,450	Localiza Rent a Car S.A.	3,282,979

SOFTWARE-1.4%
159,000	Totvs S.A.	2,509,041

SPECIALTY RETAIL-1.0%
128,000	Cia Hering	1,716,878

TEXTILES, APPAREL & LUXURY GOODS-1.9%
221,000	Arezzo Industria e Comercio S.A.	3,446,722

TRANSPORTATION INFRASTRUCTURE-0.9%
149,000	Wilson Sons Limited, BDR	1,694,852
	Total Brazil (cost $28,294,325)	23,300,910

CHILE-3.3%
IT SERVICES-1.0%
671,000	Sonda S.A.	1,748,504

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.3%
1,901,814	Parque Arauco S.A.	4,063,446
	Total Chile (cost $7,388,837)	5,811,950

CHINA-2.7%
CHEMICALS-1.4%
2,823,500	Yingde Gases Group Co., Limited(a)	2,564,585

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.3%
2,385,000	Yanlord Land Group Limited(a)	2,314,956
	Total China (cost $5,839,167)	4,879,541

HONG KONG-7.5%
COMMERCIAL BANKS-1.5%
2,296,000	Dah Sing Banking Group Limited(a)	2,665,407

HOTELS, RESTURANTS & LEISURE-1.2%
664,000	Cafe de Coral Holdings Limited(a)	2,157,178

MARINE-1.3%
4,215,000	Pacific Basin Shipping Limited(a)	2,275,559

SPECIALTY RETAIL-1.6%
2,958,000	Giordano International Limited(a)	2,928,042

TEXTILES, APPAREL & LUXURY GOODS-0.8%
1,460,000	Texwinca Holdings Limited(a)	1,425,956

TRANSPORTATION INFRASTRUCTURE-1.1%
136,000		Hong Kong Aircraft Engineering Co. Limited(a)	$1,893,138
		Total Hong Kong (cost $14,053,358)	13,345,280

INDIA-7.4%
CHEMICALS-1.9%
326,000		Castrol India Limited(a)	1,685,626
85,000		Kansai Nerolac Paints Limited	1,641,148
			3,326,774
CONSTRUCTION MATERIALS-0.9%
581,000		Madras Cements Limited(a)	1,533,324

IT SERVICES-1.2%
336,000		Mphasis Limited	2,224,159

PERSONAL PRODUCTS-1.7%
238,000		Godrej Consumer Products Limited	3,131,321

PHARMACEUTICALS-0.8%
154,500		Piramal Enterprises Ltd.(a)	1,397,298

ROAD & RAIL-0.9%
102,000		Container Corp. of India	1,666,758
		Total India (cost $15,815,841)	13,279,634

INDONESIA-6.8%
COMMERCIAL BANKS-1.4%
15,300,000		PT Bank Permata Tbk(b)	2,411,676

CONSTRUCTION MATERIALS-1.3%
9,264,000		PT Holcim Indonesia Tbk(a)	2,364,541

FOOD PRODUCTS-2.2%
1,248,000		Petra Foods Limited(a)	3,918,321

METALS & MINING-0.3%
3,560,000		PT Vale Indonesia Tbk(a)	611,568

TRADING COMPANIES & DISTRIBUTORS-1.6%
6,655,500		PT AKR Corporindo Tbk(a)	2,794,701
		Total Indonesia (cost $14,638,002)	12,100,807

ISRAEL-0.8%
VENTURE CAPITAL-0.8%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)	355,599
2,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(d)(f)	102,702
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(d)(f)	424,627
742,434	(c)	Neurone Ventures II, L.P.(a)(b)(d)(e)(f)	157,841
2,001,470	(c)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(a)(b)(d)(f)	251,865
1,375,001	(c)	Walden-Israel Ventures III, L.P.(a)(b)(d)(f)	152,089
			1,444,723
		Total Israel (cost $6,279,117)	1,444,723

KENYA-1.7%
BEVERAGES-1.7%
797,000		East African Breweries Limited (cost $2,904,972)	3,065,736

LATIN AMERICA-0.0%
VENTURE CAPITAL-0.0%
2,373,756	(c)	JP Morgan Latin America Capital Partners, L.P.(a)(b)(d)(e)(f) (cost $625,157)	46,810

LEBANON-1.1%
COMMERCIAL BANKS-1.1%
225,000		BLOM Bank SAL, GDR (cost $1,984,945)	1,991,250

MALAYSIA-8.6%
AUTOMOBILES-1.1%
683,000		Oriental Holdings BHD(a)	2,037,268

BEVERAGES-2.1%
225,000	Carlsberg Brewery Malaysia Bhd(a)	$1,019,553
150,000	Fraser & Neave Holdings Bhd	846,178
333,000	Guinness Anchor Bhd	1,847,719
		3,713,450
CONSTRUCTION MATERIALS-0.3%
170,000	Lafarge Malayan Cement Bhd	541,862

FOOD PRODUCTS-1.0%
216,000	United Plantations Bhd	1,733,860

MULTILINE RETAIL-3.0%
1,146,000	Aeon Co. M Bhd	5,475,647

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.1%
1,875,000	SP Setia Bhd	1,930,487
	Total Malaysia (cost $15,218,012)	15,432,574

MEXICO-3.2%
TRANSPORTATION INFRASTRUCTURE-3.2%
210,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(b) (cost $4,595,808)	5,781,300

NETHERLANDS-1.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.6%
90,000	ASM International NV(a) (cost $3,267,945)	2,833,875

NIGERIA-1.6%
BEVERAGES-1.6%
1,886,000	Guinness Nigeria PLC (cost $3,172,325)	2,877,148

OMAN-1.4%
COMMERCIAL BANKS-1.4%
418,000	BankMuscat SAOG, GDR(a) (cost $2,748,457)	2,558,160

PHILIPPINES-2.2%
HOTELS, RESTURANTS & LEISURE-2.2%
1,100,000	Jollibee Foods Corp.(a) (cost $3,321,417)	3,925,763

POLAND-2.2%
FOOD & STAPLES RETAILING-2.2%
208,000	Eurocash S.A. (cost $3,629,597)	3,872,098

QATAR-1.1%
INSURANCE-1.1%
121,000	Qatar Insurance Co. (cost $2,082,360)	2,040,287

ROMANIA-1.4%
COMMERCIAL BANKS-1.4%
1,065,000	BRD-Groupe Societe Generale(b) (cost $2,544,966)	2,518,755

RUSSIA-1.0%
BEVERAGES-1.0%
113,000	Synergy Co. (a)(b) (cost $2,026,090)	1,748,743

SOUTH AFRICA-9.9%
CHEMICALS-1.8%
1,649,000	African Oxygen Limited	3,309,534

DIVERSIFIED FINANCIAL SERVICE-1.7%
374,000	JSE Limited	3,055,916

FOOD & STAPLES RETAILING-4.7%
693,000	Clicks Group Limited(a)	4,023,458
379,000	Spar Group Limited(a)	4,402,459
		8,425,917

HOTELS, RESTURANTS & LEISURE-1.7%
228,729		City Lodge Hotels Limited	$3,007,060
		Total South Africa (cost $19,242,093)	17,798,427

SOUTH KOREA-3.9%
COMMERCIAL BANKS-2.3%
286,000		BS Financial Group, Inc.(a)	4,082,432

MULTILINE RETAIL-1.6%
14,700		Shinsegae Co., Limited(a)	2,860,417
		Total South Korea (cost $7,009,374)	6,942,849

SRI LANKA-1.8%
INDUSTRIAL CONGLOMERATES-1.8%
1,580,000		John Keells Holdings PLC(a) (cost $3,063,687)	3,130,986

THAILAND-5.7%
CONSTRUCTION MATERIALS-1.2%
160,000		Siam City Cement PCL(a)	2,184,916

ELECTRONIC EQUIPMENT, INSTRUMENTS-1.1%
3,050,000		Hana Microelectronics PCL(a)	1,979,143

HEALTH CARE PROVIDERS & SERVICES-0.9%
651,000		Bumrungrad Hospital PCL(a)	1,687,615

MEDIA-1.3%
1,189,000		BEC World PCL(a)	2,336,662

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.2%
1,512,000		Central Pattana PCL(a)	2,079,523
		Total Thailand (cost $12,068,555)	10,267,859

TURKEY-4.4%
COMMERCIAL BANKS-1.0%
1,627,000		Turk Ekonomi Bankasi AS(a)(b)	1,853,926

CONSTRUCTION MATERIALS-2.2%
667,425		Cimsa Cimento Sanayi VE Tica(a)	3,857,750

INSURANCE-1.2%
1,705,000		Aksigorta AS(a)	2,158,050
		Total Turkey (cost $7,328,344)	7,869,726

GLOBAL-0.8%
VENTURE CAPITAL-0.8%
7,248,829	(c)	Emerging Markets Ventures l, L.P.(a)(b)(d)(e)(f)	305,973
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(d)(f)	1,084,488
		Total Global (cost $3,834,308)	1,390,461
		Total Emerging Countries (cost $192,977,059)	170,255,652

LONG-TERM EQUITY SECURITIES IN DEVELOPED COUNTRIES-4.8%
LUXEMBOURG-2.5%
FOOD & STAPLES RETAILING-2.5%
343,000		O’Key Group S.A., GDR(a) (cost $3,991,629)	4,432,839

UNITED KINGDOM-2.3%
PHARMACEUTICALS-2.3%
244,000		Hikma Pharmaceuticals PLC(a) (cost $3,734,489)	4,122,908

UNITED STATES-0.0%
VENTURE CAPITAL-0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f) (cost $359,691)	26,606
		Total Developed Countries (cost $8,085,809)	8,582,353
		Total LONG-TERM Equity Securities-99.9% (cost $201,062,868)	178,838,005

Principal
Amount (000’s)
SHORT-TERM INVESTMENT-1.0%
GRAND CAYMAN-1.0%
$1,803	Wells Fargo, overnight deposit, 0.03%, 08/01/13 (cost $1,803,000)	$1,803,000
	Total Investments-100.9% (cost $202,865,868)	180,641,005
	Liabilities in Excess of Cash and Other Assets-(0.9)%	(1,600,973)
	Net Assets-100.0%	$179,040,032

(a)              Security was fair valued as of July 31, 2013. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(b)              Non-income producing security.

(c)               Represents contributed capital.

(d)              Illiquid Security.

(e)               As of July 31, 2013, the aggregate amount of open commitments for the Fund is $1,958,000.

(f)                Restricted security, not readily marketable.

ADR American Depositary Receipts.

BDR Brazilian Depositary Receipts.

GDR Global Depositary Receipts.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2013

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price on the mean price as noted above. Valuation factors are provided by an independent pricing service provider. Their valuation factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time markets close and the time the Fund values such foreign securities. When the prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. These valuation factors are based on inputs, such as depositary receipts, S&P 500 Index/S&P 500 Futures, Nikkei 225 Futures, sector indices/ETFs, exchange rates, and historical opening and closing prices of each security. If the pricing service is unable to provide a valuation factor, or if the valuation factor falls below a predetermined threshold, the security is valued at the last sale price. A security that applies a valuation factor is determined as a Level 2 investment. When no valuation factor is applied, the security is determined as a Level 1 investment.

In the event that a security’s market quotation is not readily available or is deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in venture capital private placement securities, which are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at value	Level 1	Level 2	Level 3	Balance as of 07/31/2013
Long-Term Investments
Automobiles	$—	$2,037,268	$—	$2,037,268
Beverages	10,385,524	1,019,553	—	11,405,077
Chemicals	4,950,682	4,250,211	—	9,200,893
Commercial Banks	9,479,841	8,601,765	—	18,081,606
Commercial Services & Supplies	2,120,850	—	—	2,120,850
Construction Materials	2,726,778	7,755,615	—	10,482,393
Diversified Financial Service	3,055,916	—	—	3,055,916
Electronic Equipment, Instruments	1,979,143	—	—	1,979,143
Food & Staples Retailing	3,872,098	12,858,756	—	16,730,854
Food Products	1,733,860	3,918,321	—	5,652,181
Health Care Providers & Services	5,027,852	—	—	5,027,852
Hotels, Resturants & Leisure	3,007,060	6,082,941	—	9,090,001
Industrial Conglomerates	—	3,130,986	—	3,130,986
Insurance	2,040,287	2,158,050	—	4,198,337
IT Services	3,972,663	—	—	3,972,663
Marine	—	2,275,559	—	2,275,559
Media	2,336,662	—	—	2,336,662
Metals & Mining	—	611,568	—	611,568
Multiline Retail	5,475,647	2,860,417	—	8,336,064
Personal Products	3,131,321	—	—	3,131,321
Pharmaceuticals	—	5,520,206	—	5,520,206
Real Estate Management & Development	13,262,807	2,314,956	—	15,577,763
Road & Rail	4,949,737	—	—	4,949,737
Semiconductors & Semiconductor Equipment	—	2,833,875	—	2,833,875
Software	2,509,041	—	—	2,509,041
Specialty Retail	1,716,878	2,928,042	—	4,644,920
Textiles, Apparel & Luxury Goods	3,446,722	1,425,956	—	4,872,678
Trading Companies & Distributors	—	2,794,701	—	2,794,701
Transportation Infrastructure	7,476,152	1,893,138	—	9,369,290
Venture Capital	—	—	2,908,600	2,908,600
Short-Term Investments	—	1,803,000	—	1,803,000
Total	$98,657,521	$79,074,884	$2,908,600	$180,641,005

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are fair valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. For some securities, the pricing service is unable to provide a valuation factor. The utilization of these procedures results in transfers between Level 1 and Level 2. For the period ended July 31, 2013, the security issued by Cimsa Cimento Sanayi VE Tica, in the amount of $3,857,750, transferred from Level 1 to Level 2 because there was a fair value factor applied at July 31, 2013. For the period ended July 31, 2013, there have been no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2013

	Fair Value at 07/31/13	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
		Partner Capital Value/Net
Venture Capital	$2,908,600	Asset Value	Capital Calls & Distributions	$53,124 - $(171,513)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Capital Contributed	Distributions/ Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/2013
Venture Capital	$3,842,416	$—	$(3,017,973)	$2,811,944	$53,124	$(780,911)	$—	$—	$2,908,600
Total	$3,842,416	$—	$(3,017,973)	$2,811,944	$53,124	$(780,911)	$—	$—	$2,908,600

Change in unrealized appreciation/depreciation relating to Level 3 investments still held at July 31, 2013 is $2,811,944.

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

Security	Acquisition Date(s)	Cost	Fair Value At 07/31/13	Percent of Net Assets	Distributions Received	Open Commitments
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	$1,046,446	$355,599	0.20	$211,330	$625,413
Concord Fund I Liquidating Main Trust	12/08/97 - 09/29/00	1,194,943	102,702	0.06	1,386,405	—
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	2,548,727	305,973	0.17	7,478,677	851,171
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,765,654	424,627	0.24	770,820	—
JP Morgan Latin America Capital Partners, L.P.	04/10/00 - 03/20/08	625,157	46,810	0.03	2,470,983	414,666
Neurone Ventures II, L.P.	11/24/00 - 12/21/10	205,067	157,841	0.09	401,833	18,750
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,282,502	251,865	0.14	804,759	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	359,691	26,606	0.01	2,959,616	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	1,084,488	0.61	1,109,561	—
Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	784,505	152,089	0.08	1,203,325	—
Total		$11,098,273	$2,908,600	1.63	$18,797,309	$1,958,000

The Fund may incur certain costs in connection with the disposition of the above securities.

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the rate of exchange at the Valuation Time; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2013

Net realized foreign currency transactions represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Tax Cost:

At July 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $202,865,868, $7,557,090, $(29,781,953) and $(22,224,863), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

(g) Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of July 31, 2013.

Item 2. Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

(formerly, Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.)

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 26, 2013